Prospectus Supplement

June 19, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 19, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2020

Advantage Portfolio
Global Advantage Portfolio
Global Permanence
Growth Portfolio
Inception Portfolio
Permanence Portfolio
(together, the "Funds")

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of the Funds, is currently on a temporary leave of absence from the Adviser to participate on a Government established COVID-19 task force related to testing.

Please retain this supplement for future reference.

  IFIPMLOASUMPROSPT 6/20

Statement of Additional Information Supplement

June 19, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 19, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Advantage Portfolio
Global Advantage Portfolio
Global Permanence
Growth Portfolio
Inception Portfolio
Permanence Portfolio
(together, the "Funds")

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of the Funds, is currently on a temporary leave of absence from the Adviser to participate on a Government established COVID-19 task force related to testing.

Please retain this supplement for future reference.